UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07138

Name of Fund: BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

        New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 128.0%
Corporate — 5.6%
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	$5,000	$5,415,850
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,092,350
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	1,074,860

		7,583,060
County/City/Special District/School District — 15.5%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC), 4.50%, 8/01/33	750	768,698
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 7/01/35	1,250	1,292,437
County of Essex New Jersey Improvement Authority, Refunding RB, AMT (NPFGC), 4.75%, 11/01/32	1,000	1,021,990
County of Hudson New Jersey, COP, Refunding (NPFGC), 6.25%, 12/01/16	1,000	1,120,520
County of Hudson New Jersey Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 0.00%, 12/15/32 (a)	1,000	437,350
County Secured, County Services Building Project (AGM), 5.00%, 4/01/27	250	270,830
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	1,000	1,065,860
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	1,400	1,490,986
County of Monmouth New Jersey Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.20%, 12/01/14	5	5,019
5.25%, 12/01/15	5	5,018
5.00%, 12/01/17	5	5,014
5.00%, 12/01/18	5	5,013
5.00%, 12/01/19	5	5,011
County of Union New Jersey, GO, Refunding:
4.00%, 3/01/29	1,060	1,110,997
4.00%, 3/01/30	1,060	1,106,364

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
County of Union New Jersey, GO, Refunding (concluded): 4.00%, 3/01/31	$1,200	$1,246,512
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	200	214,320
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	2,155	2,321,969
Edgewater Borough Board of Education, GO, Refunding (AGM):
4.25%, 3/01/34	300	315,984
4.25%, 3/01/35	300	314,031
4.30%, 3/01/36	300	313,170
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC):
5.50%, 3/01/21	1,540	1,777,576
5.50%, 3/01/22	1,050	1,222,126
New Jersey State Transit Corp., COP, Federal Transit Administration Grants, Subordinate, Series A (AGM) (NPFGC), 5.00%, 9/15/21	1,000	1,050,900
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,720	2,679,526

		21,167,221
Education — 29.6%
New Jersey EDA, LRB, Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/33	880	988,161
New Jersey Educational Facilities Authority, RB:
Higher Education Capital Improvement Fund, 5.00%, 9/01/33	2,060	2,252,981
Montclair State University, Series A (AMBAC), 5.00%, 7/01/21 (b)	1,600	1,757,712
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,805	4,122,641

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
Montclair State University, Series A, 5.00%, 7/01/39	$4,500	$4,900,185
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	2,765	2,807,857
Montclaire State University, Series A, 5.00%, 7/01/44	1,020	1,109,821
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,000	1,086,860
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,270,325
Rowan University, Series B (AGC), 5.00%, 7/01/26	2,575	2,892,317
Seton Hall University, Series D, 5.00%, 7/01/38	140	150,707
Seton Hall University, Series D, 5.00%, 7/01/43	170	183,068
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,500	1,528,485
William Paterson University, Series C (AGC), 4.75%, 7/01/34	1,115	1,171,352
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
3.75%, 12/01/26	760	722,053
4.00%, 12/01/28	710	693,791
4.50%, 12/01/28	1,170	1,205,252
4.00%, 12/01/29	290	279,519
4.50%, 12/01/29	1,550	1,583,186
4.63%, 12/01/30	1,475	1,511,197
4.00%, 12/01/31	290	274,433
4.13%, 12/01/35	290	268,305
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT, 5.50%, 12/01/26	1,800	1,969,848
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	1,900	2,032,563
Rutgers — The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/30	465	531,588
5.00%, 5/01/43	2,850	3,120,066

		40,414,273
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health — 14.8%
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	$715	$746,918
Meridian Health System Obligated Group, Series II (AGC), 5.00%, 7/01/38	980	1,023,747
Meridian Health System Obligated Group, Series V (AGC), 5.00%, 7/01/38	950	992,408
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	2,220	2,427,015
Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,000	1,064,560
New Jersey Health Care Facilities Financing Authority, Refunding RB:
5.00%, 7/01/28	870	965,674
5.00%, 7/01/29	205	226,664
5.50%, 7/01/31	1,175	1,297,717
AHS Hospital Corp., 6.00%, 7/01/41	1,100	1,272,216
Catholic Health East Issue, 5.00%, 11/15/33	550	581,697
Hackensack University Medical (AGM), 4.63%, 1/01/30	2,315	2,410,285
Kennedy Health System, 5.00%, 7/01/42	140	145,411
Meridian Health System Obligated Group, 5.00%, 7/01/25	300	334,428
Meridian Health System Obligated Group, 5.00%, 7/01/26	2,130	2,347,281
St. Barnabas Health Care System, Series A, 5.00%, 7/01/24	1,820	1,995,339
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	440	477,308
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	1,300	1,396,928
St. Luke’s Warren Hospital Obligated Group, 5.00%, 8/15/34	300	316,398

2	BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
St. Luke’s Warren Hospital Obligated Group, 4.00%, 8/15/37	$180	$168,566

		20,190,560
Housing — 9.7%
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	1,970	2,091,116
Capital Fund Program, Series A (AGM) (HUD), 4.70%, 11/01/25	2,475	2,561,204
M/F Housing, Series A, 4.55%, 11/01/43	1,425	1,439,435
M/F Housing, Series A, AMT (NPFGC), 4.90%, 11/01/35	820	820,115
M/F Housing, Series A, AMT (NPFGC), 4.85%, 11/01/39	400	384,716
S/F Housing, Series AA, 6.50%, 10/01/38	325	328,117
S/F Housing, Series B, 4.50%, 10/01/30	2,720	2,852,791
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT:
M/F Housing, Series 2, 4.60%, 11/01/38	1,070	1,076,441
M/F Housing, Series 2, 4.75%, 11/01/46	1,205	1,207,880
S/F Housing, Series T, 4.70%, 10/01/37	445	447,514

		13,209,329
State — 21.5%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/23 (a)	6,725	5,123,979
Election of 2005, Series A, 5.80%, 11/01/15 (b)	2,605	2,822,804
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21 (a)	2,325	1,850,467
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,000	1,177,330
Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	$8,500	$8,566,130
School Facilities Construction (AGC), 6.00%, 12/15/18 (b)	375	456,713
School Facilities Construction (AGC), 6.00%, 12/15/34	825	952,273
School Facilities Construction, Series KK, 5.00%, 3/01/38	380	404,749
School Facilities Construction, Series U, 5.00%, 9/01/37	3,000	3,228,750
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	1,000	1,076,250
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	355	382,960
Cigarette Tax, 5.00%, 6/15/28	910	971,252
Cigarette Tax, 5.00%, 6/15/29	1,195	1,265,242
School Facilities Construction, Series NN, 5.00%, 3/01/29	500	551,760
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/27	500	559,760

		29,390,419
Transportation — 25.6%
Delaware River Port Authority, RB:
5.00%, 1/01/29	750	845,513
5.00%, 1/01/37	2,865	3,109,471
Series D, 5.05%, 1/01/35	1,430	1,529,356
Series D (AGM), 5.00%, 1/01/40	1,500	1,582,335
Delaware River Port Authority, Refunding RB, Port District Project:
5.00%, 1/01/26	700	745,010
5.00%, 1/01/27	525	554,836
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT:
5.38%, 1/01/43	2,235	2,352,762
5.13%, 1/01/34	660	692,380
New Jersey State Turnpike Authority, RB, Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/35 (c)	3,005	2,954,185

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (concluded)
New Jersey State Turnpike Authority, Refunding RB, Series A (AGM), 5.25%, 1/01/29	$2,000	$2,393,700
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (a)	4,750	1,928,073
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (a)	2,760	944,638
Transportation Program, Series AA, 5.00%, 6/15/33	1,700	1,821,737
Transportation Program, Series AA, 5.25%, 6/15/33	1,640	1,819,186
Transportation System, Series A, 6.00%, 6/15/35	2,000	2,375,680
Transportation System, Series A (AGC), 5.63%, 12/15/28	780	913,645
Transportation System, Series B, 5.50%, 6/15/31	730	825,754
Transportation System, Series B, 5.25%, 6/15/36	725	786,748
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,156,020
Special Project, JFK International Air Terminal LLC Project, Special Project, Series 8, 6.00%, 12/01/42	1,500	1,647,105
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	2,000	2,225,140
Port Authority of New York & New Jersey, Refunding RB, AMT, 5.00%, 12/01/33	1,155	1,255,762
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	200	216,092
5.00%, 11/01/29	200	214,296

		34,889,424
Utilities — 5.7%
County of Essex New Jersey Utilities Authority, Refunding RB (AGC), 4.13%, 4/01/22	670	726,977
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20 (d)	1,710	2,052,889
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Utilities (concluded)
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (a):
0.00%, 9/01/26	$4,100	$2,537,736
0.00%, 9/01/29	2,750	1,436,408
0.00%, 9/01/33	2,350	982,817

		7,736,827
Total Municipal Bonds in New Jersey		174,581,113
Guam — 3.3%
State — 3.3%
Territory of Guam, RB, Business Privilege Tax Bonds:
Series A, 5.25%, 1/01/36	120	124,514
Series A, 5.13%, 1/01/42	4,100	4,213,529
Series B-1, 5.00%, 1/01/37	155	158,557
Total Municipal Bonds in Guam		4,496,600
Puerto Rico — 3.1%
Health — 3.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A, 6.13%, 11/15/30	4,220	4,237,682
Total Municipal Bonds — 134.4%		183,315,395

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
New Jersey — 23.6%
County/City/Special District/School District — 3.9%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	4,930	5,282,988
Education — 3.2%
Rutgers — The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	4,003	4,384,274
State — 4.6%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	3,300	4,195,785

4	BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
New Jersey (concluded)
State (concluded)
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (f)	$1,918	$2,116,675

		6,312,460
Transportation — 11.9%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (f)	4,100	4,391,961
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	760	824,905
Port Authority of New York & New Jersey, ARB, Consolidated, 163rd Series, AMT, 5.00%, 7/15/39	4,089	4,376,189
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	4,500	4,736,160
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	1,829	1,974,927

		16,304,142
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 23.6%		32,283,864
Total Long-Term Investments (Cost — $203,713,156) — 158.0%		215,599,259
Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.00% (g)(h)	1,754,477	$1,754,477
Total Short-Term Securities (Cost — $1,754,477) — 1.3%		1,754,477
Total Investments (Cost — $205,467,633*) — 159.3%		217,353,736
Other Assets Less Liabilities — 1.1%		1,502,853
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.2%)		(18,049,137)
VRDP Shares, at Liquidation Value — (47.2%)		(64,400,000)

Net Assets Applicable to Common Shares — 100.0%		$136,407,452

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$187,915,301

Gross unrealized appreciation	$12,338,953
Gross unrealized depreciation	(944,787)

Net unrealized appreciation	$11,394,166

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Security is collateralized by municipal or U.S. Treasury obligations.

(e)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from June 15, 2019 to September 1, 2020 is $5,098,359

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BIF New Jersey Municipal Money Fund	3,764,692	(2,010,215)	1,754,477	—

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HUD	Department of Housing and Urban Development
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(105)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$13,064,297	$(41,496)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$215,599,259	—	$215,599,259
Short-Term Securities	$1,754,477	—	—	1,754,477

Total	$1,754,477	$215,599,259	—	$217,353,736

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(41,496)	—	—	$(41,496)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2014	7

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$158,000	—	—	$158,000
Liabilities:
Bank overdraft	—	$(627,847)	—	(627,847)
TOB trust certificates	—	(18,044,269)	—	(18,044,269)
VRDP Shares	—	(64,400,000)	—	(64,400,000)

Total	$158,000	$(83,072,116)	—	$(82,914,116)

There were no transfers between levels during the period ended April 30, 2014.

8	BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2014

Item 2 – Controls and Procedures

2(a)–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date:	June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date:	June 23, 2014